Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Argentina 1.5%
Globant SA(a)	11,487	2,058,700
MercadoLibre, Inc.(a)	3,701	4,006,258
Total		6,064,958
Brazil 7.9%
Afya Ltd., Class A(a)	139,806	3,808,315
Arco Platform Ltd., Class A(a)	36,659	1,497,154
BK Brasil Operacao e Assessoria a Restaurantes SA	660,769	1,258,966
Hapvida Participacoes e Investimentos SA	83,400	927,426
Itaú Unibanco Holding SA, ADR	378,119	1,504,914
Linx SA	147,200	909,532
Localiza Rent a Car SA	279,526	2,827,165
Lojas Renner SA	212,340	1,502,211
Magazine Luiza SA	324,700	5,177,600
Notre Dame Intermedica Participacoes SA	148,400	1,722,115
Pagseguro Digital Ltd., Class A(a)	53,225	2,007,115
Stone Co., Ltd., Class A(a)	81,508	4,310,958
Vasta Platform Ltd.(a)	68,578	1,058,159
XP, Inc., Class A(a)	63,549	2,649,358
Total		31,160,988
Canada 0.5%
Parex Resources, Inc.(a)	178,307	1,878,748
China 36.1%
Alibaba Group Holding Ltd., ADR(a)	128,066	37,648,843
BeiGene Ltd., ADR(a)	6,987	2,001,356
Burning Rock Biotech Ltd., ADR(a)	43,259	1,084,936
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Resources Cement Holdings Ltd.	2,900,000	3,986,778
Country Garden Services Holdings Co., Ltd.	745,000	4,838,386
Everest Medicines Ltd.(a),(c)	1,500	10,645
Glodon Co., Ltd., Class A	147,400	1,585,154
Hangzhou Robam Appliances Co., Ltd., Class A	337,700	1,629,692
JD.com, Inc., ADR(a)	104,958	8,145,790
Kingdee International Software Group Co., Ltd.(a)	984,000	2,566,571
Kweichow Moutai Co., Ltd., Class A	12,700	3,123,517
Li Ning Co., Ltd.	1,287,500	6,058,073
Midea Group Co., Ltd., Class A	244,200	2,617,294
Common Stocks (continued)
Issuer	Shares	Value ($)
NetEase, Inc., ADR	8,029	3,650,545
New Oriental Education & Technology Group, Inc., ADR(a)	20,253	3,027,823
Ping An Insurance Group Co. of China Ltd., Class H	370,500	3,846,104
Shenzhou International Group Holdings Ltd.	242,600	4,131,209
Skshu Paint Co., Ltd.	124,495	2,947,918
TAL Education Group, ADR(a)	65,434	4,975,601
Tencent Holdings Ltd.	477,001	32,218,265
WuXi AppTec Co., Ltd., Class H	258,916	3,744,124
Wuxi Biologics Cayman, Inc.(a)	255,000	6,249,558
Xpeng, Inc., ADR(a)	104,599	2,099,302
Total		142,187,485
Hong Kong 2.8%
AIA Group Ltd.	394,400	3,920,374
Galaxy Entertainment Group Ltd.	231,000	1,561,722
Melco Resorts & Entertainment Ltd., ADR	54,079	900,415
Techtronic Industries Co., Ltd.	346,000	4,600,315
Total		10,982,826
Hungary 1.5%
OTP Bank Nyrt(a)	142,828	4,298,944
Richter Gedeon Nyrt	70,265	1,483,166
Total		5,782,110
India 12.3%
Apollo Hospitals Enterprise Ltd.	88,371	2,575,358
Asian Paints Ltd.	84,182	2,268,244
AU Small Finance Bank Ltd.(a)	115,984	1,026,524
Avenue Supermarts Ltd.(a)	79,608	2,379,963
Bajaj Finance Ltd.	47,236	2,116,265
Balkrishna Industries Ltd.	126,100	2,528,844
Bharti Airtel Ltd.	241,606	1,381,392
Eicher Motors Ltd.	75,530	2,255,049
HDFC Bank Ltd., ADR(a)	97,822	4,887,187
HDFC Life Insurance Co., Ltd.(a)	299,076	2,270,441
Indraprastha Gas Ltd.	149,603	787,982
InterGlobe Aviation Ltd.(a)	58,410	985,599
Jubilant Foodworks Ltd.	39,053	1,236,540
Kotak Mahindra Bank Ltd.(a)	197,290	3,406,394
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mindtree Ltd.	88,035	1,599,900
Petronet LNG Ltd.	452,612	1,356,112
Reliance Industries Ltd.	338,996	10,281,041
SBI Cards & Payment Services Ltd.	266,121	3,073,352
Tech Mahindra Ltd.	182,700	1,966,314
Total		48,382,501
Indonesia 3.7%
PT Ace Hardware Indonesia Tbk	19,859,100	2,130,965
PT Bank BTPN Syariah Tbk	8,073,600	1,787,826
PT Bank Central Asia Tbk	3,175,900	5,797,306
PT Bank Rakyat Indonesia Persero Tbk	24,067,800	4,937,614
Total		14,653,711
Philippines 0.9%
Ayala Land, Inc.	3,804,500	2,341,503
BDO Unibank, Inc.	724,250	1,292,336
Total		3,633,839
Poland 0.8%
Dino Polska SA(a)	55,664	3,274,474
Russian Federation 5.1%
Detsky Mir PJSC	1,527,571	2,312,147
Lukoil PJSC, ADR	48,849	2,822,541
Sberbank of Russia PJSC, ADR(a)	325,577	3,800,936
TCS Group Holding PLC, GDR	75,150	1,982,098
Yandex NV, Class A(a)	142,257	9,282,269
Total		20,199,991
South Africa 2.4%
AVI Ltd.	215,454	955,844
Capitec Bank Holdings Ltd.	32,824	2,021,669
Clicks Group Ltd.	57,861	768,014
Naspers Ltd., Class N(a)	32,845	5,801,212
Total		9,546,739
South Korea 10.4%
Ecopro BM Co., Ltd.	11,844	1,378,577
Kakao Corp.	10,309	3,205,621
NAVER Corp.	16,035	4,074,833
Pearl Abyss Corp.(a)	8,528	1,468,601
Samsung Electro-Mechanics Co., Ltd.	37,603	4,456,309
Samsung Electronics Co., Ltd.	329,137	16,339,730
Common Stocks (continued)
Issuer	Shares	Value ($)
Samsung SDI Co., Ltd.	8,654	3,196,947
SK Hynix, Inc.	95,460	6,842,836
Total		40,963,454
Taiwan 9.6%
Delta Electronics	309,000	2,029,031
MediaTek, Inc.	246,000	5,212,487
Sea Ltd. ADR(a)	21,133	3,255,327
Silergy Corp.	38,000	2,252,903
Taiwan Semiconductor Manufacturing Co., Ltd.	1,556,838	23,421,193
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,290	1,725,980
Total		37,896,921
Thailand 1.8%
Mega Lifesciences PCL, Foreign Registered Shares	1,006,400	1,107,420
Muangthai Capital PCL, Foreign Registered Shares	2,098,000	3,286,942
Srisawad Corp., PCL, Foreign Registered Shares	730,070	1,132,395
Tisco Financial Group PCL, Foreign Registered Shares	750,100	1,512,882
Total		7,039,639
Virgin Islands 0.3%
Mail.Ru Group Ltd., GDR(a),(d)	50,788	1,389,645
Total Common Stocks (Cost $249,126,427)		385,038,029

Preferred Stocks 2.1%
Issuer	Shares	Value ($)
Brazil 1.0%
Azul SA(a)	583,900	2,545,250
Lojas Americanas SA	271,095	1,363,706
Total		3,908,956
South Korea 1.1%
Samsung Electronics Co., Ltd.	104,067	4,479,149
Total Preferred Stocks (Cost $6,631,494)		8,388,105

2	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2020 (Unaudited)
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(e),(f)	1,416,920	1,416,779
Total Money Market Funds (Cost $1,416,779)		1,416,779
Total Investments in Securities (Cost $257,174,700)		394,842,913
Other Assets & Liabilities, Net		(569,668)
Net Assets		$394,273,245
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $1,389,645, which represents 0.35% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	1,091,846	58,723,650	(58,398,717)	—	1,416,779	(845)	18,358	1,416,920
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2020	3